Basis of Presentation	12 Months Ended
Dec. 31, 2010
Basis of Presentation [Abstract]
Basis of Presentation
Note 1 – Basis of presentation
JPMorgan Chase & Co. (“JPMorgan Chase” or the “Firm”), a financial holding company incorporated under Delaware law in 1968, is a leading global financial services firm and one of the largest banking institutions in the United States of America (“U.S.”), with operations worldwide. The Firm is a leader in investment banking, financial services for consumers, small business and commercial banking, financial transaction processing, asset management and private equity. For a discussion of the Firm’s business segment information, see Note 34 on pages 290–293 of this Annual Report.
The accounting and financial reporting policies of JPMorgan Chase and its subsidiaries conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities.
Certain amounts in prior periods have been reclassified to conform to the current presentation.
Consolidation
The Consolidated Financial Statements include the accounts of JPMorgan Chase and other entities in which the Firm has a controlling financial interest. All material intercompany balances and transactions have been eliminated. The Firm determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity (“VIE”).
Voting Interest Entities
Voting interest entities are entities that have sufficient equity and provide the equity investors voting rights that enable them to make significant decisions relating to the entity’s operations. For these types of entities, the Firm’s determination of whether it has a controlling interest is primarily based on the amount of voting equity interests held. Entities in which the Firm has a controlling financial interest, through ownership of the majority of the entities’ voting equity interests, or through other contractual rights that give the Firm control, are consolidated by the Firm.
Investments in companies in which the Firm has significant influence over operating and financing decisions (but does not own a majority of the voting equity interests) are accounted for (i) in accordance with the equity method of accounting (which requires the Firm to recognize its proportionate share of the entity’s net earnings), or (ii) at fair value if the fair value option was elected at the inception of the Firm’s investment. These investments are generally included in other assets, with income or loss included in other income.
The Firm-sponsored asset management funds are generally structured as limited partnerships or limited liability companies, which are typically considered voting interest entities. For the significant majority of these entities, the Firm is the general partner or managing member, but the non-affiliated partners or members have the ability to remove the Firm as the general partner or managing member without cause (i.e., kick-out rights), based on a simple majority vote, or the non-affiliated partners or members have rights to participate in important decisions. Accordingly, the Firm does not consolidate these funds. In the limited cases where the non-affiliated partners or members do not have substantive kick-out or participating rights, the Firm consolidates the funds.
The Firm’s investment companies make investments in both public and private entities, including investments in buyouts, growth equity and venture opportunities. These investments are accounted for under investment company guidelines and accordingly, irrespective of the percentage of equity ownership interests held, are carried on the Consolidated Balance Sheets at fair value, and are recorded in other assets.
Variable Interest Entities
VIEs are entities that, by design, either (1) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, or do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity.
The most common type of VIE is a special purpose entity (“SPE”). SPEs are commonly used in securitization transactions in order to isolate certain assets and distribute the cash flows from those assets to investors. SPEs are an important part of the financial markets, including the mortgage- and asset-backed securities and commercial paper markets, as they provide market liquidity by facilitating investors’ access to specific portfolios of assets and risks. SPEs may be organized as trusts, partnerships or corporations and are typically established for a single, discrete purpose. SPEs are not typically operating entities and usually have a limited life and no employees. The basic SPE structure involves a company selling assets to the SPE; the SPE funds the purchase of those assets by issuing securities to investors. The legal documents that govern the transaction specify how the cash earned on the assets must be allocated to the SPE’s investors and other parties that have rights to those cash flows. SPEs are generally structured to insulate investors from claims on the SPE’s assets by creditors of other entities, including the creditors of the seller of the assets.
On January 1, 2010, the Firm implemented new consolidation accounting guidance related to VIEs. The new guidance eliminates the concept of qualified special purpose entities (“QSPEs”) that were previously exempt from consolidation, and introduces a new framework for consolidation of VIEs. The primary beneficiary of a VIE is required to consolidate the assets and liabilities of the VIE. Under the new guidance, the primary beneficiary is the party that has both (1) the power to direct the activities of an entity that most significantly impact the VIE’s economic performance; and (2) through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.
To assess whether the Firm has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, the Firm considers all the facts and circumstances, including its role in establishing the VIE and its ongoing rights and responsibilities. This assessment includes, first, identifying the activities that most significantly impact the VIE’s economic performance; and second, identifying which party, if any, has power over those activities. In general, the parties that make the most significant decisions affecting the VIE (such as asset managers, collateral managers, servicers, or owners of call options or liquidation rights over the VIE’s assets) or have the right to unilaterally remove those decision-makers are deemed to have the power to direct the activities of a VIE.

To assess whether the Firm has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Firm considers all of its economic interests, including debt and equity investments, servicing fees, and derivative or other arrangements deemed to be variable interests in the VIE. This assessment requires that the Firm apply judgment in determining whether these interests, in the aggregate, are considered potentially significant to the VIE. Factors considered in assessing significance include: the design of the VIE, including its capitalization structure; subordination of interests; payment priority; relative share of interests held across various classes within the VIE’s capital structure; and the reasons why the interests are held by the Firm.
The Firm performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Firm’s involvement with a VIE cause the Firm’s consolidation conclusion to change.
For further details regarding the Firm’s application of the accounting guidance effective January 1, 2010, see Note 16 on pages 244–259 of this Annual Report.
The Financial Accounting Standards Board (“FASB”) issued an amendment which deferred the requirements of the accounting guidance for certain investment funds, including mutual funds, private equity funds and hedge funds. For the funds to which the deferral applies, the Firm continues to apply other existing authoritative guidance to determine whether such funds should be consolidated.
Assets held for clients in an agency or fiduciary capacity by the Firm are not assets of JPMorgan Chase and are not included in the Consolidated Balance Sheets.
For reporting periods prior to January 1, 2010, there were two different accounting frameworks applicable to SPEs: The qualifying special purpose entity (“QSPE”) framework and the VIE framework. The applicable framework depended on the nature of the entity and the Firm’s relation to that entity. The QSPE framework was applicable when an entity sold financial assets to an SPE meeting certain defined criteria that were designed to ensure that the activities of the entity were essentially predetermined at the inception of the vehicle and that the transferor of the financial assets could not exercise control over the entity and the assets therein. QSPEs were not consolidated by the transferor or other counterparties as long as they did not have the unilateral ability to liquidate or to cause the entity to no longer meet the QSPE criteria. The Firm’s securitizations of residential and commercial mortgages, credit card, automobile and student loans generally were evaluated using the QSPE framework. For further details, see Note 16 on pages 244–259 of this Annual Report.
Additionally, the other SPEs were evaluated using the VIE framework, which was based on a risk and reward approach, and required a variable interest holder (i.e., an investor or other counterparty to a VIE) to consolidate the VIE if that party absorbed a majority of the expected losses of the VIE, received the majority of the expected residual returns of the VIE, or both. In making the determination of whether the Firm should consolidate a VIE, the Firm evaluated the VIE’s design, capital structure and relationships among the variable interest holders. If the Firm could not identify the party that consolidates a VIE through a qualitative analysis, the Firm performed a quantitative analysis, which computed and allocated expected losses or residual returns to variable interest holders. The allocation of expected cash flows in this analysis was based on the relative rights and preferences of each variable interest holder in the VIE’s capital structure. The Firm reconsidered whether it was the primary beneficiary of a VIE only when certain defined events occurred.
Use of estimates in the preparation of consolidated financial statements
 The preparation of Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expense, and disclosures of contingent assets and liabilities. Actual results could be different from these estimates.
Foreign currency translation
 JPMorgan Chase revalues assets, liabilities, revenue and expense denominated in non-U.S. currencies into U.S. dollars using applicable exchange rates.
Gains and losses relating to translating functional currency financial statements for U.S. reporting are included in other comprehensive income/(loss) within stockholders’ equity. Gains and losses relating to nonfunctional currency transactions, including non-U.S. operations where the functional currency is the U.S. dollar, are reported in the Consolidated Statements of Income.
Statements of cash flows
 For JPMorgan Chase’s Consolidated Statements of Cash Flows, cash is defined as those amounts included in cash and due from banks.
Significant accounting policies
 The following table identifies JPMorgan Chase’s other significant accounting policies and the Note and page where a detailed description of each policy can be found.

Business changes and developments	Note 2	Page 166
Fair value measurement	Note 3	Page 170
Fair value option	Note 4	Page 187
Derivative instruments	Note 6	Page 191
Noninterest revenue	Note 7	Page 199
Interest income and interest expense	Note 8	Page 200
Pension and other postretirement employee benefit plans	Note 9	Page 201
Employee stock-based incentives	Note 10	Page 210
Securities	Note 12	Page 214
Securities financing activities	Note 13	Page 219
Loans	Note 14	Page 220
Allowance for credit losses	Note 15	Page 239
Variable interest entities	Note 16	Page 244
Goodwill and other intangible assets	Note 17	Page 260
Premises and equipment	Note 18	Page 263
Long-term debt	Note 22	Page 265
Income taxes	Note 27	Page 271
Off–balance sheet lending-related financial instruments, guarantees and other commitments	Note 30	Page 275
Litigation	Note 32	Page 282